Income taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) $ in Millions	12 Months Ended
Mar. 29, 2026 CAD ($)
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 95.7
Deferred tax liabilities, beginning balance	(20.8)
Net deferred tax assets, beginning balance	74.9
Net income	(8.7)
Foreign exchange translation	(1.4)
Other comprehensive income	1.1
Deferred tax assets, ending balance	76.9
Deferred tax liabilities, ending balance	(11.0)
Net deferred tax assets, ending balance	65.9
Total deferred tax asset
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	108.5
Net income	(6.7)
Foreign exchange translation	(1.4)
Other comprehensive income	0.0
Deferred tax assets, ending balance	100.4
Losses carried forward
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	23.8
Net income	(0.1)
Foreign exchange translation	0.0
Other comprehensive income	0.0
Deferred tax assets, ending balance	23.7
Other liabilities and provisions
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	25.6
Net income	2.1
Foreign exchange translation	(0.5)
Other comprehensive income	0.0
Deferred tax assets, ending balance	27.2
Capital lease
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	12.0
Net income	1.2
Foreign exchange translation	(0.1)
Other comprehensive income	0.0
Deferred tax assets, ending balance	13.1
Unrealized profit in inventory
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	47.1
Net income	(9.9)
Foreign exchange translation	(0.8)
Other comprehensive income	0.0
Deferred tax assets, ending balance	36.4
Total deferred tax liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(33.6)
Net income	(2.0)
Foreign exchange translation	0.0
Other comprehensive income	1.1
Deferred tax liabilities, ending balance	(34.5)
Unrealized foreign exchange
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	0.0
Net income	(1.7)
Foreign exchange translation	0.0
Other comprehensive income	1.1
Deferred tax liabilities, ending balance	(0.6)
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(22.5)
Net income	(0.4)
Foreign exchange translation	(0.3)
Other comprehensive income	0.0
Deferred tax liabilities, ending balance	(23.2)
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(11.1)
Net income	0.1
Foreign exchange translation	0.3
Other comprehensive income	0.0
Deferred tax liabilities, ending balance	$ (10.7)